Earnings per share - Calculation of Basic and Diluted EPS (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Earnings	£ 682.7	£ 637.7	£ (2,971.6)
Weighted average shares used in basic EPS calculation (in shares)	1,097.9	1,194.1	1,223.0
EPS (in dollar per share)	£ 0.622	£ 0.534	£ (2.430)
Diluted earnings	£ 682.7	£ 637.7	£ (2,971.6)
Weighted average shares used in diluted EPS calculation (in shares)	1,116.4	1,215.3	1,223.0
Diluted EPS (in dollar per share)	£ 0.612	£ 0.525	£ (2.430)
Discontinued operations
Earnings per share [line items]
Earnings	£ 0.0	£ 0.0	£ 6.5
Weighted average shares used in basic EPS calculation (in shares)	0.0	0.0	1,223.0
EPS (in dollar per share)	£ 0	£ 0	£ 0.005
Diluted earnings	£ 0.0	£ 0.0	£ 6.5
Weighted average shares used in diluted EPS calculation (in shares)	0.0	0.0	1,223.0
Diluted EPS (in dollar per share)	£ 0	£ 0	£ 0.005
Continuing and discontinued operations
Earnings per share [line items]
Earnings	£ 682.7	£ 637.7	£ (2,965.1)
Weighted average shares used in basic EPS calculation (in shares)	1,097.9	1,194.1	1,223.0
EPS (in dollar per share)	£ 0.622	£ 0.534	£ (2.425)
Diluted earnings	£ 682.7	£ 637.7	£ (2,965.1)
Weighted average shares used in diluted EPS calculation (in shares)	1,116.4	1,215.3	1,223.0
Diluted EPS (in dollar per share)	£ 0.612	£ 0.525	£ (2.425)